Debt, Cash and Cash Equivalents - Summary of Debt by Currency (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 17,628	€ 5,161	€ 8,234
Value on redemption before derivative instruments [member]
Disclosure Of Debt By Currency [Line Items]
Euro	17,028
US dollar	861
Singapore dollar	(2)
Japanese yen	(1)
Chinese yuan renminbi	(17)
Other currencies	(110)
Net debt	17,759
Value on redemption after derivative instruments [member]
Disclosure Of Debt By Currency [Line Items]
Euro	16,511	3,410	4,556
US dollar	2,197	4,683	4,907
Singapore dollar	(1,833)
Japanese yen	761
Chinese yuan renminbi	(416)
Other currencies	494	(2,899)	(1,189)
Net debt	€ 17,714	€ 5,194	€ 8,274